Other Income (Details) - Schedule of Other Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Income [Abstract]
Government subsidies	$ 3	$ 49
Other consultancy income			160
Exchange gain on foreign currency translation		11	16
Others		1	20
Total	$ 3	$ 61	$ 196